Prospector Capital Appreciation Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 75.7%	Shares	Value
Banks - 5.9%
Ameris Bancorp	11,507	$717,922
KeyCorp	26,900	450,575
Prosperity Bancshares	9,630	694,034
SouthState	7,470	725,934
		2,588,465
Communication Services - 1.0%
Alphabet, Inc. - Class A	2,585	428,722

Consumer Discretionary - 4.1%
Aptiv PLC (a)	5,730	412,617
Darden Restaurants	2,735	448,896
Expedia Group (a)	3,463	512,593
Texas Roadhouse	2,200	388,520
		1,762,626
Consumer Staples - 5.8%
Church & Dwight	4,700	492,184
Colgate-Palmolive	6,490	673,727
Mondelez International - Class A	10,399	766,094
Nestle	5,990	601,300
		2,533,305
Diversified Financial Services - 1.5%
Fidelity National Information Services	7,955	666,231

Energy - 5.3%
Exxon Mobil	8,141	954,288
Hess	6,672	906,058
Murphy Oil	13,560	457,514
		2,317,860
Health Care - 8.3%
Abbott Laboratories	10,415	1,187,414
AstraZeneca - ADR	5,635	439,023
Hologic (a)	6,597	537,392
Johnson & Johnson	2,850	461,871
Merck & Co.	8,575	973,777
		3,599,477
Industrials - 14.2%
Curtiss-Wright	3,435	1,129,050
Eaton	4,988	1,653,223
Fortune Brands Innovations	5,865	525,094
Leidos Holdings	6,205	1,011,415
Paychex	2,865	384,454
Pentair	7,710	753,961
Raytheon Technologies	5,900	714,844
		6,172,041
Information Technology - 6.1%
Littelfuse	2,553	677,183
Microsoft	1,310	563,693
Trimble (a)	16,627	1,032,371
Zebra Technologies - Class A (a)	1,090	403,649
		2,676,896

Insurance Brokers - 4.9%
Arthur J. Gallagher & Co.	3,525	991,829
Brown & Brown	11,040	1,143,744
		2,135,573
Life & Health Insurance - 3.6%
Globe Life	8,756	927,348
Voya Financial	7,840	621,085
		1,548,433
Materials - 2.1%
Louisiana-Pacific	4,105	441,123
PPG Industries	3,608	477,916
		919,039
Property & Casualty Insurance - 7.8%
Fairfax Financial Holdings	910	1,145,135
Fidelis Insurance Holdings	16,967	306,424
First American Financial	8,850	584,189
Progressive	2,715	688,958
White Mountains Insurance Group	386	654,733
		3,379,439
Real Estate - 3.1%
CubeSmart	9,290	500,080
Four Corners Property Trust	15,625	457,969
Howard Hughes Holdings (a)	5,081	393,422
		1,351,471
Reinsurance - 2.0%
Everest Re Group	2,213	867,120
TOTAL COMMON STOCKS (Cost $21,196,723)		32,946,698

CONVERTIBLE BONDS - 17.1%	Par	Value
Health Care - 4.3%
BioMarin Pharmaceutical, 1.25%, 05/15/2027	793,000	753,747
Halozyme Therapeutics, 1.00%, 08/15/2028	940,000	1,116,250
		1,869,997
Industrials - 2.3%
Array Technologies, 1.00%, 12/01/2028	782,000	580,587
Middleby, 1.00%, 09/01/2025	377,000	439,431
		1,020,018
Information Technology - 10.5%
Akamai Technologies, 0.38%, 09/01/2027	1,025,000	1,056,775
Dropbox, 0.00%, 03/01/2028 (b)	1,115,000	1,075,278
ON Semiconductor Corp., 0.50%, 03/01/2029	872,000	881,592
Verint Systems, 0.25%, 04/15/2026	799,000	742,670
Vishay Intertechnology, 2.25%, 06/15/2025	837,000	815,657
		4,571,972
TOTAL CONVERTIBLE BONDS (Cost $7,285,972)		7,461,987

EXCHANGE TRADED FUNDS - 0.8%	Shares	Value
Aberdeen Standard Physical Platinum Shares Fund (a)	3,820	343,036
TOTAL EXCHANGE TRADED FUNDS (Cost $336,872)		343,036

SHORT-TERM INVESTMENTS - 6.4%
Money Market Funds - 6.4%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (c)	2,796,066	2,796,066
TOTAL SHORT-TERM INVESTMENTS (Cost $2,796,066)		2,796,066

TOTAL INVESTMENTS - 100.0% (Cost $31,615,633)		43,547,787
Other Assets in Excess of Liabilities - 0.0% (d)		10,784
TOTAL NET ASSETS - 100.0%		$43,558,571

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Prospector Capital Appreciation Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,946,698	$–	$–	$32,946,698
Convertible Bonds	–	7,461,987	–	7,461,987
Exchange Traded Funds	343,036	–	–	343,036
Money Market Funds	2,796,066	–	–	2,796,066
Total Investments	$36,085,800	$7,461,987	$–	$43,547,787

Refer to the Schedule of Investments for further disaggregation of investment categories.